FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedge items
Net fair value of derivative financial instruments designated as hedges, asset position	$ 382.3	$ 597.1
Cash flow hedges
Hedge items
Net fair value of derivative financial instruments designated as hedges, asset position	348.1	552.5
Fair value hedges
Hedge items
Net fair value of derivative financial instruments designated as hedges, asset position	$ 34.2	$ 44.6